Stock Based Compensation - Summary of Warrants Outstanding and Exercisable (Details) (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Warrants, Outstanding and exercisable	480,000
Granted		480,000
Number of Warrants,Outstanding and exercisable	480,000	480,000
Aggregate Intrinsic Value
Weighted Avg. Exercise Price	$ 0.50
Granted		$ 0.50
Weighted Avg. Exercise Price	$ 0.50	$ 0.50
Weighted Avg. Life Remaining	2 years 10 months 24 days
Granted		2 years 10 months 24 days
Weighted Avg. Life Remaining	1 year 10 months 24 days	2 years 10 months 24 days